Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	[1]	€ 392,633
Beginning balance	[1]	370,091
Ending balance		440,348	€ 392,633	[1]
Ending balance		415,907	370,091	[1]
Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		263
Total gains /losses in income statement		7
Total gains /losses in OCI		3
Purchases		(5)
Sales		(62)
Net exchange difference		3
Transfers to disposal groups		0
Ending balance		208	263
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		2,695	2,064
Total gains /losses in income statement		605	604
Total gains /losses in OCI		4
Purchases		4	7
Sales		(46)	(14)
Net exchange difference		15	35
Transfers to disposal groups		0	0
Ending balance		3,278	2,695
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		75	614
Level III [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		206	219
Total gains /losses in income statement		9	(10)
Purchases		4	7
Sales		(23)	(14)
Net exchange difference		1	4
Transfers to disposal groups		0	0
Ending balance		197	206
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(10)
Level III [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		2,489	1,845
Total gains /losses in income statement		597	613
Total gains /losses in OCI		4
Sales		(22)
Net exchange difference		13	31
Transfers to disposal groups		0	0
Ending balance		3,081	2,489
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		84	613
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		10,077	9,130
Acquisition through business combinations			130
Disposal of a business			(1)
Total gains /losses in income statement		379	435
Total gains /losses in OCI		(37)	(87)
Purchases		3,509	2,570
Sales		(2,880)	(1,624)
Settlements		(194)	(472)
Net exchange difference		122	185
Reclassification			42
Transfers from levels I and II		263	151
Transfers to levels I and II		(517)	(382)
Transfers to disposal groups		0	0
Ending balance		10,722	10,077
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		179	388
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		263	307
Disposal of a business			(1)
Total gains /losses in income statement		7	(19)
Total gains /losses in OCI		3	(39)
Purchases		(5)	17
Sales		(62)	(10)
Settlements		0
Net exchange difference		3	7
Transfers to disposal groups		0	0
Ending balance		208	263
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held			5
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		1,976	2,318
Total gains /losses in income statement		(97)	(36)
Total gains /losses in OCI		(40)	(48)
Purchases		1,584	629
Sales		(1,297)	(255)
Settlements		(194)	(473)
Net exchange difference		32	87
Reclassification		1	6
Transfers from levels I and II		178	58
Transfers to levels I and II		(431)	(310)
Transfers to disposal groups		0	0
Ending balance		1,712	1,976
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Money markets and other short term instruments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Purchases		1,061
Sales		(855)
Settlements		(103)
Transfers from levels I and II		126
Transfers to levels I and II		(229)
Transfers to disposal groups		0
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		241	288
Total gains /losses in income statement			21
Total gains /losses in OCI		(5)	(12)
Purchases		22	9
Sales		(100)	(77)
Net exchange difference		4	10
Reclassification		2	2
Transfers to levels I and II		(7)
Transfers to disposal groups		0	0
Ending balance		157	241
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		1,242	1,447
Total gains /losses in income statement		3	26
Total gains /losses in OCI		21	2
Purchases		319	494
Sales		(317)	(76)
Settlements		(68)	(452)
Net exchange difference		19	51
Reclassification		(2)	1
Transfers from levels I and II		52	58
Transfers to levels I and II		(195)	(310)
Transfers to disposal groups		0	0
Ending balance		1,074	1,242
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		493	583
Total gains /losses in income statement		(100)	(83)
Total gains /losses in OCI		(56)	(38)
Purchases		183	125
Sales		(25)	(102)
Settlements		(23)	(21)
Net exchange difference		9	25
Reclassification			3
Transfers to disposal groups		0	0
Ending balance		482	493
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		7,837	6,506
Acquisition through business combinations			130
Total gains /losses in income statement		468	490
Purchases		1,931	1,924
Sales		(1,521)	(1,360)
Settlements		(1)
Net exchange difference		88	90
Reclassification		(1)	36
Transfers from levels I and II		85	94
Transfers to levels I and II		(86)	(72)
Transfers to disposal groups		0	0
Ending balance		8,802	7,837
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		179	383
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		1,226	604
Total gains /losses in income statement		72	104
Purchases		368	541
Sales		(266)	(61)
Settlements			1
Net exchange difference		1	1
Reclassification			36
Transfers to disposal groups		0	0
Ending balance		1,401	1,226
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		62	105
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		17	4
Total gains /losses in income statement		(1)	(25)
Purchases		1	37
Sales		(12)
Settlements		(1)
Reclassification		(1)
Transfers to disposal groups		0	0
Ending balance		4	17
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held			(24)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		1,376	1,255
Total gains /losses in income statement		34	11
Purchases		884	332
Sales		(268)	(307)
Net exchange difference		23	64
Transfers from levels I and II		85	94
Transfers to levels I and II		(86)	(72)
Transfers to disposal groups		0	0
Ending balance		2,049	1,376
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		36	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		1,871	1,784
Acquisition through business combinations			130
Total gains /losses in income statement		45	76
Purchases		435	537
Sales		(567)	(660)
Net exchange difference		20	3
Transfers to disposal groups		0	0
Ending balance		1,805	1,871
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		86	35
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		35	57
Total gains /losses in income statement		19	57
Purchases		35
Sales		(33)	(80)
Transfers to disposal groups		0	0
Ending balance		56	35
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		20	59
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		2,700	2,147
Total gains /losses in income statement		317	261
Purchases		206	474
Sales		(331)	(209)
Net exchange difference		9	27
Transfers to disposal groups		0	0
Ending balance		2,901	2,700
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		2	202
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		612	655
Total gains /losses in income statement		(18)	5
Purchases		2	2
Sales		(43)	(43)
Net exchange difference		34	(7)
Transfers to disposal groups		0	0
Ending balance		586	612
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		€ (27)	€ 4

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.